INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of the components of inventories	Inventories, net, as of December 31, 2021 and 2020 consist of:

(in millions)	2021	2020
Raw materials	$279	$286
Work in process	112	143
Finished goods	602	665
	$993	$1,094